Contingencies and Commitments (Details 3) - Compania Industrial Cervecera S.A. [Member] - Banco de la Nacion Argentin [Member]	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of commitments and contingent [Line Items]
Amount	$ 7,000,000
Due date	Dec. 31, 2018